Employee benefits	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Employee benefits
6.	Employee benefits
	2024 US$’000	2023 US$’000	2022 US$’000
Seafaring crew	167,275	163,462	167,098
Shore-based staff	50,605	42,816	37,766
	217,880	206,278	204,864